Stated share capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Stated share capital	25. Stated share capital

Accounting policy Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
Authorised and issued
The roll forward below shows the movement of the legally issued shares of the Company for the periods indicated.

Figures in thousand	2025	2024	2023
Authorised number of shares	10,000,000	10,000,000	10,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year	2,830,567	2,830,567	2,830,370
Shares issued under Sibanye-Stillwater/SGL share plan	—	—	197
Number of shares in issue at end of the year	2,830,567	2,830,567	2,830,567
The Company’s ordinary no par value shares rank pari passu in all respects, there being no conversion or exchange rights attached thereto, and all of the ordinary shares will have equal rights to participate in capital, dividend and profit distributions by the Company.